Annual Fund Operating Expenses - State Street Federal Prime Retail Reserves Money Market Fund	Mar. 12, 2026
Advisory Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%	[1]
Component2 Other Expenses	0.15%	[1]
Expenses (as a percentage of Assets)	0.35%
Advantage Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.14%	[1]
Component2 Other Expenses	0.25%	[1]
Expenses (as a percentage of Assets)	0.44%
Cash Management Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	0.00%	[1]
Expenses (as a percentage of Assets)	0.15%
Capital Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.13%	[1]
Component2 Other Expenses	0.00%	[1]
Expenses (as a percentage of Assets)	0.18%
Agency Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%	[1]
Component2 Other Expenses	0.05%	[1]
Expenses (as a percentage of Assets)	0.25%

[1]	Other Expenses are based on estimates for the current fiscal year.